Statement of Changes in Equity - ARS ($) $ in Thousands	Share Capital	Adjustment to Share Capital	Treasury Stock	Adjustment to Treasury Stock	Additional Paid-in Capital	Cost Treasury Stock	Legal Reserve	Voluntary Reserve	Other Reserve	Other Comprehensive Loss	Retained Earnings	Total
Beginning balance at Dec. 31, 2016	$ 897,045	$ 26,962,357	$ 9,556	$ 113,612	$ 282,328	$ 0	$ 234,908	$ 564,425	$ 50,488	$ (227,475)	$ 5,995,010	$ 34,882,254
Other reserve constitution - Share-bases compensation plan									20,734			20,734
Payment of Other reserve constitution - Share-bases compensation plan	1,618	6,806	(1,618)	(6,806)	71,222				(71,222)			0
Acquisition of own shares												0
Profit for the year											7,812,493	7,812,493
Other comprehensive results for the year										23,070		23,070
Ending balance at Dec. 31, 2017	898,663	26,969,163	7,938	106,806	353,550	0	234,908	564,425	0	(204,405)	13,807,503	42,738,551
Change of accounting standard - Adjustment by model of expected losses IFRS 9											(92,542)	(92,542)
Beginning balance	898,663	26,969,163	7,938	106,806	353,550	0	234,908	564,425	0	(204,405)	13,714,961	42,646,009
Other reserve constitution - Share-bases compensation plan									16,453			16,453
Payment of Other reserve constitution - Share-bases compensation plan	272	460	(418)	(460)	16,441				(16,453)			(158)
Acquisition of own shares	(15,591)	(252,914)	15,591	252,914		(1,643,458)						(1,643,458)
Profit for the year											6,608,214	6,608,214
Other comprehensive results for the year										(6,070)		(6,070)
Ending balance at Dec. 31, 2018	883,344	26,716,709	23,111	359,260	369,991	(1,643,458)	234,908	564,425	0	(210,475)	20,323,175	47,620,990
Ordinary and Extraordinary Shareholders' Meeting							1,054,194	19,268,981			(20,323,175)	0
Acquisition of own shares	(8,270)	(207,278)	8,270	207,278		(599,150)						(599,150)
Profit for the year											12,134,139	12,134,139
Other comprehensive results for the year										(5,130)		(5,130)
Ending balance at Dec. 31, 2019	$ 875,074	$ 26,509,431	$ 31,381	$ 566,538	$ 369,991	$ (2,242,608)	$ 1,289,102	$ 19,833,406	$ 0	$ (215,605)	$ 12,134,139	$ 59,150,849